Deposits (Tables)	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Components of Deposits [text block table]
in € m.	Dec 31, 2020	Dec 31, 2019
Noninterest-bearing demand deposits	220,501	228,731
Interest-bearing deposits
Demand deposits	154,704	135,276
Time deposits	106,551	121,120
Savings deposits	85,989	87,081
Total interest-bearing deposits	347,244	343,477
Total deposits	567,745	572,208

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